Transactions with Related Parties - Tsakos Shipping and Trading S.A. (Details) (Tsakos Shipping and Trading S.A., USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Chartering commission	1.25%
Brokerage commission		1.00%	1.00%
Charge fee	$ 200